CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated deficit)	Total LDK Solar Co., Ltd. Shareholders' Equity	Non- controlling Interests	Comprehensive income (loss)	Comprehensive income (loss) Total LDK Solar Co., Ltd. Shareholders' Equity	Comprehensive income (loss) Non- controlling Interests
Beginning Balance at Dec. 31, 2008	$ 789,867	$ 11,311	$ 464,101	$ 29,676	$ 83,314	$ 201,465	$ 789,867	$ 0
Beginning Balance (in shares) at Dec. 31, 2008		113,110,396
Net income (loss)	(233,996)	0	0	0	0	(234,225)	(234,225)	229	(233,996)	(234,225)	229
Foreign currency translation adjustment, net of nil tax	2,541	0	0	0	2,543	0	2,543	(2)	2,541	2,543	(2)
Total comprehensive income (loss)									(231,455)	(231,682)	227
Acquisition of equity interest in Solar Green Technology Spa	254	0	0	0	0	0	0	254
Capital contribution from non-controlling interests (in shares)		0
Capital contribution from non-controlling interests	58	0	0	0	0	0	0	58
Appropriate to statutory reserve
Issuance of ordinary shares upon exercise of share options (in shares)	141,247	141,247
Issuance of ordinary shares upon exercise of share options	786	14	772	0	0	0	786	0
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		16,520,000
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	109,225	1,652	107,573	0	0	0	109,225	0
Disposal of subsidiaries	193,989	0	158,330	0	(1,313)	0	157,017	36,972
Share-based compensation (Note 24) (in shares)		0
Share-based compensation (Note 24)	14,212	0	14,212	0	0	0	14,212	0
Ending Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Ending Balance (in shares) at Dec. 31, 2009		129,771,643
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		1,645,900
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	11,061
Ending Balance at Jan. 31, 2010
Beginning Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Beginning Balance (in shares) at Dec. 31, 2009		129,771,643
Net income (loss)	296,467	0	0	0	0	290,797	290,797	5,670	296,467	290,797	5,670
Foreign currency translation adjustment, net of nil tax	42,500	0	0	0	41,555	0	41,555	945	42,500	41,555	945
Total comprehensive income (loss)									338,967	332,352	6,615
Appropriate to statutory reserve	0	0	0	28,599	0	(28,599)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,532,712	1,532,712
Issuance of ordinary shares upon exercise of share options	6,968	153	6,815	0	0	0	6,968	0
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		1,645,900
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	11,061	165	10,896	0	0	0	11,061	0
Purchase of non-controlling interests (Note 7) (in shares)		0
Purchase of non-controlling interests (Note 7)	(225,232)	0	(183,904)	0	2,294	0	(181,610)	(43,622)
Disposal of subsidiaries	(6)	0	0	0	0	0	0	(6)
Share-based compensation (Note 24) (in shares)		0
Share-based compensation (Note 24)	11,044	0	11,044	0	0	0	11,044	0
Ending Balance at Dec. 31, 2010	1,019,738	13,295	589,839	58,275	128,393	229,438	1,019,240	498
Ending Balance (in shares) at Dec. 31, 2010	132,950,255	132,950,255
Net income (loss)	(620,476)	0	0	0	0	(620,869)	(620,869)	393	(620,476)	(620,869)	393
Foreign currency translation adjustment, net of nil tax	77,817	0	0	0	77,842	0	77,842	(25)	77,817	77,842	(25)
Total comprehensive income (loss)									(536,006)	(536,374)	368
Fair value changes in available-for-sale equity security, net of tax effect of US$ 2,218	6,653	0	0	0	6,653	0	6,653	0	6,653	6,653	0
Capital contribution from non-controlling interests (in shares)		0
Capital contribution from non-controlling interests	940	0	0	0	0	0	0	940
Appropriate to statutory reserve	0	0	0	17,505	0	(17,505)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,051,717	1,051,717
Issuance of ordinary shares upon exercise of share options	4,745	105	4,640	0	0	0	4,745	0
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009 (in shares)		13,800,000
Issuance of new shares, net of related expenses of $8,536 in 2011, $461 in 2010 and $6,415 in 2009	162,584	1,380	161,204	0	0	0	162,584	0
Re-purchase of ordinary shares (in shares)		(18,657,487)
Re-purchase of ordinary shares	(110,559)	(1,865)	(108,694)	0	0	0	(110,559)	0
Private placement of ordinary Shares (in shares)		4,374,315
Private placement of ordinary Shares	25,790	437	25,353	0	0	0	25,790	0
Acquisition of subsidiary	13,071	0	0	0	0	0	0	13,071
Share-based compensation (Note 24) (in shares)		0
Share-based compensation (Note 24)	9,927	0	9,796	0	0	0	9,796	131
Recognition of redeemable non-controlling interests (Note 8) (in shares)		0
Recognition of redeemable non-controlling interests (Note 8)	69,284	0	69,284	0	0	0	69,284	0
Accretion to redemption value of redeemable non-controlling interests (Note 8)	(34,590)	0	0	0	0	(34,590)	(34,590)	0
Ending Balance at Dec. 31, 2011	$ 624,924	$ 13,352	$ 751,422	$ 75,780	$ 212,888	$ (443,526)	$ 609,916	$ 15,008
Ending Balance (in shares) at Dec. 31, 2011	133,518,800	133,518,800